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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                      Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


Pioneer Municipal High Income Trust

SCHEDULE OF INVESTMENTS 7/31/06 (unaudited)


Principal
Amount                                                                 Value
             TAX EXEMPT OBLIGATIONS  - 128.0% of Net Assets
             Alabama - 0.5%
1,500,000    Camden Alabama Industrial Development Board, 6.125%, 1 $1,624,710

             Arizona - 6.5%
5,000,000    Apache County Industrial Development Authority, 5.85%, $5,002,000
5,000,000    Apache County Industrial Development Authority, 5.875% 5,002,100
7,000,000 (a)Downtown Phoenix Hotel Corp., RIB, 6.103%, 7/1/40 (144 7,357,630
3,000,000  + Maricopa County Industrial Development Authority, 7.87 3,132,690
1,000,000    Pima County Industrial Development Authority, 7.25%, 7 1,072,200
500,000      Yavapai County Industrial Development Authority, 6.0%,   531,655
                                                                    $22,098,275
             California - 10.8%
7,270,000    California State General Obligation, 5.25%, 2/1/28     $7,581,011
5,000,000    California Statewide Communities Development Authority 5,078,000
5,150,000    Golden State Tobacco Securitization Corp., 7.8%, 6/1/4 6,156,516
7,000,000    Golden State Tobacco Securitization Corp., 7.875%, 6/1 8,398,670
2,000,000    San Diego Unified School District, 5.0%, 7/1/25        2,085,040
2,500,000    University of California Revenue, 5.0%, 5/15/25        2,580,075
5,000,000    Valley Health System Hospital Revenue, 6.5%, 5/15/25   5,006,050
                                                                    $36,885,362
             Connecticut - 4.0%
2,000,000    Bridgeport Senior Living Facility Revenue, 7.25%, 4/1/ $1,506,120
2,205,000    Connecticut State Health & Educational Facilities Auth 2,222,927
4,800,000    Connecticut State Health & Educational Facilities Auth 4,782,048
5,000,000    Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/31  5,311,400
                                                                    $13,822,495
             Delaware - 0.3%
500,000      Sussex County Delaware Revenue, 5.9%, 1/1/26           $509,735
600,000      Sussex County Delaware Revenue, 6.0%, 1/1/35             611,628
                                                                    $1,121,363
             District of Columbia - 3.6%
5,000,000    District of Columbia Tobacco Settlement Financing Corp $5,688,400
6,000,000    District of Columbia Tobacco Settlement Financing Corp 6,518,400
                                                                    $12,206,800
             Florida - 2.8%
2,000,000    Beacon Lakes Community Development, 6.9%, 5/1/35       $2,172,100
1,650,000    Polk County Industrial Development Revenue, 5.85%, 12/ 1,680,657
5,500,000    Tallahassee Health Facilities Revenue, 6.375%, 12/1/30 5,843,695
                                                                    $9,696,452
             Georgia - 2.0%
4,240,000 (a)Atlanta Georgia Water & Waste Revenue, RIB, 6.193%, 11 $4,502,541
2,325,000    Brunswick & Glynn County Development Authority Revenue 2,291,241
                                                                    $6,793,782
             Idaho - 1.6%
5,000,000    Power County Industrial Development Corp., 6.45%, 8/1/ $5,324,100

             Illinois - 5.9%
1,000,000    Centerpoint Intermodal Center, 8.0%, 6/15/23 (144A)    $1,010,200
5,000,000    Chicago Illinois O'Hare International Airport Revenue, 5,124,350
1,000,000    Illinois Finance Authority Revenue, 6.0%, 11/15/27     1,007,520
1,000,000    Illinois Finance Authority Revenue, 6.0%, 11/15/39     1,000,350
1,500,000    Illinois Health Facilities Authority Revenue, 6.9%, 11 1,632,765
16,880,000(b)Metropolitan Pier & Exposition Authority Dedicated Sta10,520,798
                                                                    $20,295,983
             Indiana - 1.6%
1,000,000    Indiana State Development Finance Authority Revenue, 5 $1,028,800
4,300,000    Indiana State Development Finance Authority Revenue, 5 4,439,965
                                                                    $5,468,765


Pioneer Municipal High Income Trust

SCHEDULE OF INVESTMENTS 7/31/06 (unaudited) (continued)


Principal
Amount                                                                 Value
             Massachusetts - 11.1%
5,000,000    Massachusetts Bay Transportation Authority, 5.0%, 7/1/ $5,364,250
2,335,000    Massachusetts Health & Educational Facilities Authorit 2,402,995
7,050,000    Massachusetts Health & Educational Facilities Authorit 7,306,972
3,500,000    Massachusetts Health & Educational Facilities Authorit 3,742,095
5,000,000    Massachusetts Health & Educational Facilities Authorit 5,417,900
75,000       Massachusetts State Development Finance Agency, 5.25%,    69,270
9,810,000 (a)Massachusetts State Development Finance Agency, RIB, 610,633,255
3,055,000    Massachusetts State Housing Finance Agency, 5.25%, 12/ 3,102,078
                                                                    $38,038,815
             Michigan - 3.6%
1,500,000    John Tolfree Health System Corp., 6.0%, 9/15/23        $1,523,520
2,000,000    Michigan State Hospital Finance Authority Revenue, 5.5 1,927,160
4,010,000    Michigan State Hospital Finance Authority Revenue, 6.0 4,010,802
7,720,000 (c)Wayne Charter County Michigan Special Airport Faciliti 4,800,296
                                                                    $12,261,778
             Minnesota - 2.3%
1,675,000    Duluth Economic Development Authority Health Care Faci $1,787,811
8,760,000 (c)Minneapolis/St. Paul Metropolitan Airports, 7.0%, 4/1/ 6,013,565
                                                                    $7,801,376
             Mississippi - 0.9%
3,000,000    Mississippi Business Finance Corp. Pollution Control R $3,009,210

             Missouri - 1.5%
5,500,000    St. Louis Industrial Development Authority Revenue, 7. $5,166,810

             Montana - 0.5%
1,600,000    Two Rivers Authority, Inc. Correctional Facility Impro $1,556,816

             Nevada - 1.4%
1,000,000    Clark County Industrial Development Revenue, 5.45%, 3/ $1,047,770
1,850,000    Clark County Industrial Development Revenue, 5.5%, 10/ 1,824,784
2,000,000    Nevada State Department of Business & Industry, 7.25%, 2,037,960
                                                                    $4,910,514
             New Hampshire - 0.9%
3,000,000    Manchester School Facilities Revenue, 5.125%, 6/1/28   $3,118,530

             New Jersey - 10.1%
2,000,000    New Jersey Economic Development Authority Revenue, 6.2 $2,045,440
13,350,000   New Jersey Economic Development Authority Revenue, 6.213,643,833
1,000,000    New Jersey Economic Development Authority Revenue, 6.4 1,026,340
6,150,000    New Jersey Economic Development Authority Revenue, 7.0 6,443,109
10,000,000   Tobacco Settlement Financing Corp., 6.75%, 6/1/39     11,216,500
                                                                    $34,375,222
             New Mexico - 0.4%
1,350,000    Santa Fe Educational Facilities Revenue, 5.75%, 10/1/2 $1,404,257

             New York - 8.8%
2,000,000    New York City Industrial Development Agency, 5.375%, 6 $2,058,720
6,225,000    New York City Industrial Development Agency, 6.9%, 8/1 6,209,126
5,000,000    New York City Trust Cultural Resources Revenue, 5.125% 5,163,200
7,040,000 (a)New York State Dormitory Authority Revenue, RIB, 6.41% 8,275,520
2,000,000    Suffolk County Industrial Development Agency, 7.25%, 1 2,046,400
6,000,000    Triborough Bridge & Tunnel Authority Revenue, 5.25%, 1 6,303,240
                                                                    $30,056,206
             North Carolina - 2.6%
4,030,000    Charlotte North Carolina Special Facilities Revenue, 5 $3,979,464
4,600,000    Charlotte North Carolina Special Facilities Revenue, 7 4,932,764
                                                                    $8,912,228

Pioneer Municipal High Income Trust

SCHEDULE OF INVESTMENTS 7/31/06 (unaudited) (continued)


Principal
Amount                                                                 Value
             Oklahoma - 6.3%
3,000,000 + Oklahoma Development Finance Authority Revenue, 5.625% $3,178,890 8,000,000 + Oklahoma Development Finance Authority Revenue, 5.625% 8,477,040
4,100,000    Tulsa Municipal Airport Revenue, 5.65%, 12/1/35        4,113,653
1,225,000    Tulsa Municipal Airport Revenue, 6.25%, 6/1/20         1,227,916
4,350,000    Tulsa Municipal Airport Revenue, 7.35%, 12/1/11        4,349,217
                                                                    $21,346,716
             Oregon - 4.3%
1,000,000    Klamath Falls Electric Revenue, 5.75%, 1/1/13          $928,730
7,000,000    Klamath Falls Electric Revenue, 6.0%, 1/1/25           6,282,500
7,500,000    Western Generation Agency Cogeneration Project Revenue 7,525,725
                                                                    $14,736,955
             Pennsylvania - 5.8%
1,550,000    Allegheny County Hospital Development Authority Revenu $1,522,767
12,300,000   Allegheny County Hospital Development Authority Revenu14,534,910
1,000,000    Columbia County Hospital Authority Health Care Revenue   882,220
1,000,000    Hazleton Health Services Authority Hospital Revenue, 5   978,040
1,280,000    Langhorne Manor Borough Higher Education & Health Auth 1,280,115
500,000      Pennsylvania Higher Educational Facilities Authority R   517,490
                                                                    $19,715,542
             Rhode Island - 1.3%
4,000,000    Central Falls Detention Facilities Revenue, 7.25%, 7/1 $4,406,000

             South Carolina - 2.9%
3,000,000  + Greenville County School District, 5.5%, 12/1/28       $3,286,860
5,185,000  + South Carolina Jobs Economic Development Authority Rev 5,937,188
665,000      South Carolina Jobs Economic Development Authority Rev   739,586
                                                                    $9,963,634
             Tennessee  - 3.8%
7,000,000    Johnson City Health & Educational Facilities Board Hos $8,094,100
4,480,000    Knox County Health Educational & Housing Facilities Bo 4,837,638
                                                                    $12,931,738
             Texas  - 12.2%
7,500,000    Alliance Airport Authority Special Facilities Revenue, $7,537,575
1,345,000    Bexar County Housing Finance Corp., 8.0%, 12/1/36      1,368,564
1,000,000    Dallas-Fort Worth International Airport Revenue, 6.0%,   990,680
5,000,000    Dallas-Fort Worth International Airport Revenue, 6.15% 5,013,350
4,000,000    Decatur Hospital Authority Revenue, 7.0%, 9/1/25       4,319,360
1,000,000  + Georgetown Health Facilities Development Corp., 6.25%, 1,080,600
3,750,000    Houston Airport System Special Facilities Revenue, 5.7 3,610,650
5,340,000    Lubbock Health Facilities Development Corp., 6.625%, 7 5,434,625
2,450,000 (a)Northside Independent School District, RIB, 6.604%, 6/ 2,711,047
500,000      Sabine River Authority Pollution Control Revenue, 6.15   539,575
7,040,000 (a)Texas State, RIB, 6.077%, 4/1/30 (144A)                7,709,082
1,500,000    Willacy County Local Government Corp. Revenue, 6.0%, 3 1,518,825
                                                                    $41,833,933
             Vermont  - 0.5%
1,500,000    Vermont Educational & Health Buildings Financing Agenc $1,656,915

             Virginia  - 1.5%
1,000,000    Peninsula Ports Authority, 6.0%, 4/1/33                $1,062,960
4,000,000  + Pocahontas Parkway Association of Virginia Toll Road R 4,208,640
                                                                    $5,271,600
             Washington - 5.7%
4,710,000    Spokane Public Facilities District Hotel/Motel Tax & S $5,142,143
7,025,000    Tobacco Settlement Authority Revenue, 6.625%, 6/1/32   7,654,159
14,315,000   Washington State General Obligation, 0.0%, 6/1/22      6,765,412
                                                                    $19,561,714
             TOTAL TAX-EXEMPT OBLIGATIONS
             (Cost $397,630,910)                                    $437,374,596


Pioneer Municipal High Income Trust

SCHEDULE OF INVESTMENTS 7/31/06 (unaudited) (continued)


  Shares     TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.3% of Net Assets
 1,080,401   BlackRock Provident Institutional Municipal Fund       $1,080,401
             TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
             (Cost $1,080,401)                                      $1,080,401

             TOTAL INVESTMENTS IN SECURITIES - 128.3%
             (Cost $398,711,311) (d) (e)                            $438,454,997
             OTHER ASSETS AND LIABILITIES -  1.3%                   $4,275,134
             PREFERRED SHARES AT REDEMPTION VALUE,
             INCLUDING DIVIDENDS PAYABLE - (29.6)%
$(101,050,559)
             NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%   $341,679,572

       NR    Security not rated by S&P or Moody's.

   (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2006 the value of these securities amounted to
             $42,199,275 or 12.4% of net assets applicable to common shareowners.

       +     Prerefunded bonds have been collateralized by U.S. Treasury securities which are held in escrow  to pay
             interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

      (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown was the rate at July 31, 2006.

      (b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
             The rate shown is the rate at period end.

      (c)    Security is in default and is non-income producing.


      (d) At July 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $397,221,262 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost              48,144,789

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value              -6,911,054
             Net unrealized gain                                    41,233,735

             For financial reporting purposes net unrealized gain on investments was $39,743,686 and cost of investments aggregated $398,711,311

      RIB    Residual Interest Bonds


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.